SHARE OPTION PLANS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Stock Option [Member] | Minimum [Member]
Exercise Price Per Share, Exercised	$ 0.15
Exercise Price Per Share, Outstanding,	0.15	$ 0.15
Stock Option [Member] | Maximum [Member]
Exercise Price Per Share, Exercised	0.20
Exercise Price Per Share, Outstanding,	$ 0.20	$ 0.20
Stock options [Member]
Outstanding, Beginning	10,300,000	10,300,000
Options forfeited/cancelled	(9,200,000)
Exercised	1,100,000
Outstanding, Ending		10,300,000
Exercise Price Per Share, Oustanding, Granted	$ 0	$ 0
Weighted-Average Exercise Price, Outstanding, Beginning	0.15	0.15
Weighted-Average Exercise Price, Outstanding, Ending	$ 0	$ 0.15